MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF WHOLLY OWNED SUBSIDIARIES

The Company has the following wholly owned subsidiaries:

Name of company	Ownership Percentage	Country of operation
Kolibri Energy Holdings Inc.	100%	United States
Kolibri Energy US Inc.	100%	United States
BNK Sedano Hidrocarburos, S.L.	100%	Spain
BNK Sedano Holdings B.V.	100%	Netherlands

SCHEDULE OF ESTIMATED USEFUL LIVES FOR OTHER ASSETS	The estimated useful lives for other assets for the current and comparative years are as follows:
●	Office equipment - 3 years
●	Furniture and fixtures - 3 years